Pension and Non-pension Post-employment Benefit Plans - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Percentage of plan members that are active employees of the Company	0.00%	1.00%
Plan assets, at fair value	$ 213.5	$ 214.1
Percentage of plan assets held with financial institutions with a rating of A- or above	92.00%
Number of basis points	1.00%
Pension Plan
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 211.2	211.8
Plan assets, decrease due to restrictions	(2.6)	(0.9)
Level 1
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	30.9	32.1
Level 3
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	$ 182.6	$ 182.0